COMPANY'S OPERATIONS - Interest on own capital (Details) - BRL (R$)	Dec. 31, 2024	Dec. 04, 2024
COMPANY'S OPERATIONS [Line Items]
Interest on own capital distributed		R$ 2,500,000
Interest on own capital
COMPANY'S OPERATIONS [Line Items]
Interest on own capital distributed		R$ 2,500,000,000
Amount to be distributed as interest on own capital per share		R$ 2,017,362,506
Percentage of income tax on interest on own capital	15.00%
Amount of income tax withheld and paid	R$ 306,327,000